Related parties (Compensation for key management personnel) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 30,733,000		$ 23,557,000
Share-based compensation	41,694,000		21,149,000
Post-employment benefits	6,730,000		6,532,000
Termination benefits	541,000		0
Total	79,698,000		51,238,000
Loan outstanding	1,784,174,000		997,000,000
Dividends from equity-accounted investee	113,642,000		117,698,000
Inkai [Member]
Disclosure of transactions between related parties [line items]
Purchases	392,656,000	$ 286,664,000	206,818,000	$ 155,937,000
Dividends from equity-accounted investee	$ 113,642,000	$ 83,059,000	$ 117,698,000	$ 92,425,000